Nature of Operations and Basis of Presentation (Additional Information) (Details) - USD ($) $ in Thousands			3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Nov. 10, 2022	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Apr. 02, 2022
Description of Organization and Business Operations (Details) [Line Items]
Receivables			$ 3,200	$ 3,200
Transaction costs amount		$ 3,400
Common stock exchange ratio, description					as part of the consideration using the 0.673498:1 ratio of the Company Common Stock to Legacy Scilex Common Stock
Common stock shares reserved for future issuance		16,939,436
Vickers Debt Agreement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Offset against the equity proceeds		$ 9,100
Liability classified private warrants		400
Debt Exchange Agreement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Conversion of stock, amount		$ 290,600
Customer Concentration Risk [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of net revenue, sole distributor			10.00%	10.00%		100.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Four Customer [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage					83.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage			84.00%	85.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Minimum [Member] | Four Customer [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage					19.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Minimum [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage			22.00%	22.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Maximum [Member] | Four Customer [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage					24.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Maximum [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage			32.00%	31.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Four Customer [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage	90.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage				89.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Minimum [Member] | Four Customer [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage	24.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Minimum [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage				23.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Maximum [Member] | Four Customer [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage	36.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Maximum [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage				41.00%
Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Conversion of stock, shares		133,060,534
Common Stock [Member] | Vickers Debt Agreement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Conversion of stock, amount		$ 5,330,557
Conversion of stock, shares		533,057
Common Stock [Member] | Debt Exchange Agreement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Conversion of stock, shares		2,905,710
Preferred Stock [Member] | Debt Exchange Agreement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Conversion of stock, shares		29,057,097
Legacy Scilex Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Conversion of common stock		197,566,338
Legacy Scilex Stock Options [Member]
Description of Organization and Business Operations (Details) [Line Items]
Conversion of common stock		25,151,428